INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30,	December 31,
	2023	2022
Copyrights	$715,552	$752,288
Software	63,833	43,954
Less: accumulated amortization	(307,298)	(238,016)
	$472,087	$558,226

For the six months ended June 30, 2023 and 2022, the Company purchased software of $23,052 and $nil, respectively.

Amortization expense was $84,676 and $41,298 for the six months ended June 30, 2023 and 2022, respectively.